Significant equity transactions (Detail) $ / shares in Units, $ in Millions		1 Months Ended					12 Months Ended
	Aug. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Nov. 30, 2020 shares	May 31, 2020 shares	Nov. 30, 2019 USD ($) item Vote shares	Dec. 31, 2019 shares
Class A Ordinary Shares
Significant Equity Transactions [Line Items]
Number of shares issued						18,700,000
Number of ordinary shares representing for each American Depositary shares | item						4
Convertible preferred shares		12,000,000	3,794,784	3,794,784	3,794,784
Preferred shares, conversion basis						one-for-one basis
Preferred shares conversion ratio						100.00%
Shares issued upon conversion of preferred shares						20,336,100
Number of voting rights | Vote						1
Class A Ordinary Shares | Average Basis
Significant Equity Transactions [Line Items]
Preferred shares, conversion basis						1-for-1.13
Preferred shares conversion ratio						1.13%
Shares issued upon conversion of preferred shares						8,999,999
Class A1 Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares						9,519,000
Class A2 Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares						10,817,100
Series A Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares						7,938,915	(7,938,915)
Series A Preferred Shares | Average Basis
Significant Equity Transactions [Line Items]
Preferred shares, conversion basis						1-for-1.13
Class B Ordinary Shares
Significant Equity Transactions [Line Items]
Number of voting rights | Vote						10
ADS | IPO
Significant Equity Transactions [Line Items]
Number of shares issued	10,000,000					4,675,000
Offering price | $ / shares	$ 0.90
Net proceeds from IPO | $	$ 8.1					$ 35.0
ADS | Underwriters' Over Allotment Option
Significant Equity Transactions [Line Items]
Number of shares issued						300,000
ADS | Class A Ordinary Shares | IPO
Significant Equity Transactions [Line Items]
Number of shares issued	40,000,000